UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

 INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

 235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.2%
	Consumer Discretionary – 15.2%
2,783	Amazon.com, Inc.*	$4,209,148
26,883	Five Below, Inc.*	1,797,129
60,955	Gentex Corp.	1,384,288
31,890	Grand Canyon Education, Inc.*	3,130,003
29,163	LKQ Corp.*	1,151,355
39,278	Starbucks Corp.	2,242,774
		13,914,697
	Consumer Staples – 2.8%
55,879	Reckitt Benckiser Group PLC - ADR	902,167
24,189	Walgreens Boots Alliance, Inc.	1,666,380
		2,568,547
	Financials – 1.4%
33,719	PRA Group, Inc.*	1,291,438

	Health Care – 16.2%
15,094	athenahealth, Inc.*	2,109,236
15,320	Cerner Corp.*	982,931
7,823	Chemed Corp.	2,031,085
30,330	Evolent Health, Inc. - Class A*	444,335
13,032	Henry Schein, Inc.*	862,588
55,009	Inovalon Holdings, Inc. - Class A*	660,108
22,880	MEDNAX, Inc.*	1,257,942
15,062	Neogen Corp.*	877,663
36,380	Roche Holding A.G. ADR	1,051,746
9,280	UnitedHealth Group, Inc.	2,098,765
18,763	Veeva Systems, Inc. - Class A*	1,307,781
13,970	West Pharmaceutical Services, Inc.	1,218,463
		14,902,643
	Industrials – 29.8%
6,095	3M Co.	1,435,433
21,123	A.O. Smith Corp.	1,355,885
9,163	Acuity Brands, Inc.	1,306,461
20,990	Beacon Roofing Supply, Inc.*	1,110,581
7,754	CoStar Group, Inc.*	2,652,876
43,986	Fastenal Co.	2,406,914
32,229	Healthcare Services Group, Inc.	1,464,163
25,420	HEICO Corp.	2,175,952
39,931	IHS Markit Ltd.* 1	1,878,754
27,285	Proto Labs, Inc.*	2,972,701
73,916	Ritchie Bros Auctioneers, Inc.[1]	2,394,139
48,745	Rollins, Inc.	2,450,411
9,847	Snap-on, Inc.	1,567,839

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (continued)
21,693	Verisk Analytics, Inc. - Class A*	$2,216,808
		27,388,917
	Information Technology – 27.6%
1,007	Alphabet, Inc. - Class A*	1,111,647
1,007	Alphabet, Inc. - Class C*	1,112,463
14,323	Analog Devices, Inc.	1,291,218
11,358	ANSYS, Inc.*	1,816,599
32,381	Cisco Systems, Inc.	1,450,021
22,848	Fiserv, Inc.*	3,276,175
27,387	Globant S.A.* 1	1,426,315
40,302	Microsoft Corp.	3,779,119
48,877	National Instruments Corp.	2,471,221
21,205	salesforce.com, Inc.*	2,465,081
6,953	Tyler Technologies, Inc.*	1,412,224
9,179	Ultimate Software Group, Inc.*	2,188,824
12,042	Visa, Inc. - Class A	1,480,444
		25,281,351
	Materials – 5.2%
18,625	Ecolab, Inc.	2,429,631
8,459	International Flavors & Fragrances, Inc.	1,194,834
7,351	Praxair, Inc.	1,100,812
		4,725,277
	Total Common Stocks (Cost $61,021,669)	90,072,870

	Short-Term Investments – 2.0%
1,869,416	Fidelity Institutional Treasury Fund, 1.24%[2]	1,869,416

	Total Short-Term Investments (Cost $1,869,416)	1,869,416

	Total Investments – 100.2% (Cost $62,891,085)	91,942,286
	Liabilities less other assets – (0.2)%	(162,031)

	Total Net Assets – 100.0%	$91,780,255

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.0%
	Consumer Discretionary – 13.2%
81	Amazon.com, Inc.*	$122,508
562	Dorman Products, Inc.*	38,778
850	Grand Canyon Education, Inc.*	83,428
1,075	LKQ Corp.*	42,441
1,316	Starbucks Corp.	75,144
		362,299
	Consumer Staples – 2.5%
617	United Natural Foods, Inc.*	26,327
632	Walgreens Boots Alliance, Inc.	43,539
		69,866
	Financials – 1.3%
909	PRA Group, Inc.*	34,815

	Health Care – 18.1%
470	athenahealth, Inc.*	65,678
467	Cerner Corp.*	29,963
266	Chemed Corp.	69,062
956	Evolent Health, Inc. - Class A*	14,005
392	Henry Schein, Inc.*	25,946
1,665	Inovalon Holdings, Inc. - Class A*	19,980
730	MEDNAX, Inc.*	40,135
508	Neogen Corp.*	29,601
1,228	Roche Holding A.G. ADR	35,501
404	UnitedHealth Group, Inc.	91,369
574	Veeva Systems, Inc. - Class A*	40,008
423	West Pharmaceutical Services, Inc.	36,894
		498,142
	Industrials – 27.2%
269	Acuity Brands, Inc.	38,354
683	Beacon Roofing Supply, Inc.*	36,138
249	CoStar Group, Inc.*	85,190
538	Exponent, Inc.	41,829
1,299	Fastenal Co.	71,081
788	HEICO Corp.	67,453
1,638	IHS Markit Ltd.* 1	77,068
368	Middleby Corp.*	44,252
947	Proto Labs, Inc.*	103,176
2,375	Ritchie Bros Auctioneers, Inc.[1]	76,926
243	Snap-on, Inc.	38,690
672	Verisk Analytics, Inc. - Class A*	68,672
		748,829

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology – 31.4%
52	Alphabet, Inc. - Class A*	$57,404
433	Analog Devices, Inc.	39,035
467	ANSYS, Inc.*	74,692
872	Cree, Inc.*	32,988
728	Fiserv, Inc.*	104,388
853	Globant S.A.* 1	44,424
427	MAXIMUS, Inc.	28,600
1,224	Microsoft Corp.	114,775
1,536	National Instruments Corp.	77,660
658	Power Integrations, Inc.	44,218
677	salesforce.com, Inc.*	78,701
213	Tyler Technologies, Inc.*	43,262
323	Ultimate Software Group, Inc.*	77,023
368	Visa, Inc. - Class A	45,242
		862,412
	Materials – 5.3%
577	Ecolab, Inc.	75,270
265	International Flavors & Fragrances, Inc.	37,431
216	Praxair, Inc.	32,346
		145,047
	Total Common Stocks (Cost $2,153,715)	2,721,410

	Short-Term Investments – 1.9%
51,272	Fidelity Institutional Treasury Fund, 1.24%[2]	51,272

	Total Short-Term InvestmentS (Cost $51,272)	51,272

	Total Investments – 100.9% (Cost $2,204,987)	2,772,682
	Liabilities less other assets – (0.9)%	(24,832)

	Total Net Assets – 100.0%	$2,747,850

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$62,961,780	$2,206,034

Gross unrealized appreciation	$31,094,515	$640,701
Gross unrealized depreciation	(2,114,009)	(74,053)

Net unrealized appreciation on investments	$28,980,506	$566,648

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$90,072,870	$-	$-	$90,072,870
Short-Term Investments	1,869,416	-	-	1,869,416
Total Investments	$91,942,286	$-	$-	$91,942,286

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$2,721,410	$-	$-	$2,721,410
Short-Term Investments	51,272	-	-	51,272
Total Investments	$2,772,682	$-	$-	$2,772,682

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/30/18

*	Print the name and title of each signing officer under his or her signature.